FINANCIAL INSTRUMENTS - Trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers
Financial assets	$ 69,977	$ 137,834
Credit risk
Disclosure of major customers
Period of failure to make payments considered as indicator of no reasonable expectation of recovery	180 days
Credit risk | Electricity companies in Japan, Europe and USA
Disclosure of major customers
Trade receivables		$ 5,800
Percentage of total trade receivables		73.00%
Credit risk | Electricity companies in Japan, Europe, USA and Uruguay
Disclosure of major customers
Trade receivables	$ 3,500
Percentage of total trade receivables	86.40%
Trade receivables and contract assets | Lifetime expected credit losses | 90-180 days
Disclosure of major customers
Expected credit loss rates	5.00%	5.00%
Trade receivables and contract assets | Lifetime expected credit losses | 181-360 days
Disclosure of major customers
Expected credit loss rates	9.00%	9.00%
Trade receivables and contract assets | Lifetime expected credit losses | 1-2 years
Disclosure of major customers
Expected credit loss rates	12.00%	12.00%
Trade receivables and contract assets | Lifetime expected credit losses | 2-3 Years
Disclosure of major customers
Expected credit loss rates	30.00%	30.00%
Trade receivables and contract assets | Lifetime expected credit losses | After 3 years
Disclosure of major customers
Expected credit loss rates	100.00%	100.00%
Trade receivables and contract assets | Lifetime expected credit losses | 60 days
Disclosure of major customers
Expected credit loss rates
Trade receivables and contract assets | Lifetime expected credit losses | 60-90 days
Disclosure of major customers
Expected credit loss rates	1.00%	1.00%
Trade receivables and contract assets | Lifetime expected credit losses | Expected credit losses collectively assessed
Disclosure of major customers
Financial assets	$ 77	$ 223
Trade receivables and contract assets | Lifetime expected credit losses | Expected credit losses collectively assessed | Less than 90 days
Disclosure of major customers
Financial assets		1
Trade receivables and contract assets | Lifetime expected credit losses | Expected credit losses collectively assessed | 90-180 days
Disclosure of major customers
Financial assets	1	25
Trade receivables and contract assets | Lifetime expected credit losses | Expected credit losses collectively assessed | 181-360 days
Disclosure of major customers
Financial assets	26	41
Trade receivables and contract assets | Lifetime expected credit losses | Expected credit losses collectively assessed | 1-2 years
Disclosure of major customers
Financial assets	49	132
Trade receivables and contract assets | Lifetime expected credit losses | Expected credit losses collectively assessed | 2-3 Years
Disclosure of major customers
Financial assets		4
Trade receivables and contract assets | Lifetime expected credit losses | Expected credit losses collectively assessed | After 3 years
Disclosure of major customers
Financial assets	1	20
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed
Disclosure of major customers
Financial assets	1,221	1,633
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | Less than 90 days
Disclosure of major customers
Financial assets	9	16
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 90-180 days
Disclosure of major customers
Financial assets		63
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 181-360 days
Disclosure of major customers
Financial assets	22	6
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 1-2 years
Disclosure of major customers
Financial assets	290	6
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 2-3 Years
Disclosure of major customers
Financial assets		292
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | After 3 years
Disclosure of major customers
Financial assets	4	23
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses individually assessed [member]
Disclosure of major customers
Financial assets	896	1,227
Long-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed
Disclosure of major customers
Financial assets	405	398
Long-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 90-180 days
Disclosure of major customers
Financial assets	5
Long-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 181-360 days
Disclosure of major customers
Financial assets	1	1
Long-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 1-2 years
Disclosure of major customers
Financial assets	1
Long-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 2-3 Years
Disclosure of major customers
Financial assets		4
Long-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 3-4 years
Disclosure of major customers
Financial assets	4	5
Long-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | After 4 years
Disclosure of major customers
Financial assets	$ 394	$ 388